LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS

14.	LEGAL PROCEEDINGS

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. Management is not currently aware of any such legal proceedings or claims that it believes will have a material adverse effect on the Company’s business, financial condition, or operating results.